Derivative Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified			3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jun. 30, 2013 Interest Rate Swap 1 [Member] 2007 Credit Facility [Member]	Jun. 30, 2013 Interest Rate Swap 1 [Member] 2007 Credit Facility [Member]	Jun. 30, 2013 Interest Rate Swap 1 [Member] First Amendment 2007 Credit Facility [Member]	Jun. 30, 2013 Interest Rate Swap 1 [Member] First Amendment 2007 Credit Facility [Member]	Jun. 30, 2013 Interest Rate Swap 2 [Member] 2007 Credit Facility [Member]	Jun. 30, 2013 Interest Rate Swap 2 [Member] 2007 Credit Facility [Member]	Jun. 30, 2013 Interest Rate Swap 2 [Member] First Amendment 2007 Credit Facility [Member]	Jun. 30, 2013 Interest Rate Swap 2 [Member] First Amendment 2007 Credit Facility [Member]
Derivative [Line Items]
Notional amount			$ 100,000	$ 100,000	$ 200,000	$ 200,000	$ 250,000	$ 250,000	$ 75,000	$ 75,000
Interest rate swap maturity date			2014-09	2014-09	2014-09	2014-09	2014-09	2014-09	2014-09	2014-09
Fixed interest rate			5.14%	5.14%	5.079%	5.079%	4.971%	4.971%	4.941%	4.941%
Change in fair value of derivative instruments			1,142	2,401	2,254	4,742	2,754	5,794	824	1,734
Amount of change in fair value of derivative instruments recognized in income			0	0	(5)	(10)	0	1	0	0
Amount of change in fair value of derivative instruments recognized through accumulated other comprehensive income			1,142	2,401	2,259	4,752	2,754	5,793	824	1,734
Aggregate amount of unrealized loss on derivative instruments recognized in other comprehensive loss	$ 30,971	$ 51,517